Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2025 Fund - Class K
Bar Chart Table:
Annual Return 2019	20.14%
Annual Return 2020	14.28%
Annual Return 2021	9.79%
Annual Return 2022	(17.18%)